INVENTORIES	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
INVENTORIES

NOTE 5   -       INVENTORIES

A.	Composition:

	As of December 31,
	2 0 2 5	2 0 2 4

Raw materials	58,350	43,965
Service inventory	43,195	36,232
Work in process	41,606	37,036
Finished goods	40,520	39,366
	183,671	156,599

B.	In the years ended December 31, 2025, 2024 and 2023 , the Company wrote down inventories in a total amount of $8,560, $7,821 and $8,748, respectively.